Note 8 - Vessels and Advances, Net (Tables)	12 Months Ended
Dec. 31, 2025
Note 8 - Vessels and Advances, Net
Schedule of Vessels and Advances, Net [Table Text Block]
	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2024	$3,998,365	$(1,166,054)	$2,832,311
Depreciation	-	(125,365)	(125,365)
Other vessels’ costs	8,222	-	8,222
Balance, December 31, 2024	4,006,587	(1,291,419)	2,715,168
Depreciation	-	(129,074)	(129,074)
Vessel acquisitions, advances and other vessels’ costs	152,888	-	152,888
Balance, December 31, 2025	$4,159,475	$(1,420,493)	$2,738,982